Notes to the Statement of Consolidated Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Bank and other loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance balance	¥ 56,732
Changes from financing cash flow	7,450
Reclassified as part of the disposal group	(262)
Foreign exchange movement	(119)
Ending balance	63,801
Obligations Under Finance Leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance balance	61,041
Changes from financing cash flow	(10,587)
Reclassified as part of the disposal group	(409)
Foreign exchange movement	(2,362)
New finance leases	19,185
Ending balance	¥ 66,868